Debt - Schedule of Long Term Debt (Details) $ in Thousands	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 AUD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Debt (inclusive of discount)	$ 10,328,276,000	$ 9,364,451,000		$ 8,797,424,000
Net Deferred Financing Costs	(94,085,000)	(92,510,000)		(94,110,000)
Total Long-term Debt (including current portion)	10,234,191,000	9,271,941,000		8,703,314,000
Debt, current portion	(91,180,000)	(310,084,000)		(193,759,000)
Carrying amount, current portion	(91,180,000)	(309,428,000)		(193,759,000)
Long-term debt, net of current portion	10,237,096,000	9,054,367,000		8,603,665,000
Unamortized deferred financing costs	(94,085,000)	(91,854,000)		(94,110,000)
Long-term debt, net of current portion	10,143,011,000	$ 8,962,513,000		8,509,555,000
Capital stock of subsidiaries pledged to secure debt (as a percent)		66.00%	66.00%
Unamortized original issue discount		$ 1,251,000
Capital lease obligations		356,729,000		366,311,000
Unamortized debt issuance expense, net of current portion		656,000		0
Australian Dollar Term Loan
Debt Instrument [Line Items]
Debt (inclusive of discount)	226,517,000	223,182,000	$ 350,000	243,152,000
Net Deferred Financing Costs	(517,000)	(656,000)		(1,624,000)
Total Long-term Debt (including current portion)	226,000,000	222,526,000		241,528,000
Fair value	229,130,000	223,530,000		244,014,000
Unamortized original issue discount		$ 348,000		862,000
GBP Senior Notes 3.875 Percent due 2025
Debt Instrument [Line Items]
Stated interest rate (as a percent)		3.875%	3.875%
Debt (inclusive of discount)		$ 540,481,000		546,003,000
Net Deferred Financing Costs		(3,912,000)		(4,983,000)
Total Long-term Debt (including current portion)		536,569,000		541,020,000
Fair value		$ 542,508,000		553,101,000
47/8% Notes due 2027
Debt Instrument [Line Items]
Stated interest rate (as a percent)		4.875%	4.875%
Debt (inclusive of discount)		$ 1,000,000,000		1,000,000,000
Net Deferred Financing Costs		(8,176,000)		(9,598,000)
Total Long-term Debt (including current portion)		991,824,000		990,402,000
Fair value		$ 1,030,000,000		1,046,250,000
Senior Notes 4.875 Percent due 2028
Debt Instrument [Line Items]
Stated interest rate (as a percent)		5.25%	5.25%
Debt (inclusive of discount)		$ 825,000,000		825,000,000
Net Deferred Financing Costs		(7,380,000)		(8,561,000)
Total Long-term Debt (including current portion)		817,620,000		816,439,000
Fair value		$ 862,125,000		868,313,000
5% Notes due 2028
Debt Instrument [Line Items]
Stated interest rate (as a percent)		5.00%	5.00%
Debt (inclusive of discount)		$ 500,000,000		500,000,000
Net Deferred Financing Costs		(4,763,000)		(5,486,000)
Total Long-term Debt (including current portion)		495,237,000		494,514,000
Fair value		$ 513,750,000		523,125,000
47/8% Notes due 2029
Debt Instrument [Line Items]
Stated interest rate (as a percent)		4.875%	4.875%
Debt (inclusive of discount)		$ 1,000,000,000		1,000,000,000
Net Deferred Financing Costs		(11,211,000)		(12,658,000)
Total Long-term Debt (including current portion)		988,789,000		987,342,000
Fair value		$ 1,022,500,000		1,050,000,000
51/4% Notes due 2030
Debt Instrument [Line Items]
Stated interest rate (as a percent)		5.25%	5.25%
Debt (inclusive of discount)		$ 1,300,000,000		1,300,000,000
Net Deferred Financing Costs		(12,911,000)		(14,416,000)
Total Long-term Debt (including current portion)		1,287,089,000		1,285,584,000
Fair value		$ 1,355,250,000		1,400,750,000
41/2% Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)		4.50%	4.50%
Debt (inclusive of discount)		$ 1,100,000,000		1,100,000,000
Net Deferred Financing Costs		(11,404,000)		(12,648,000)
Total Long-term Debt (including current portion)		1,088,596,000		1,087,352,000
Fair value		1,094,500,000		1,138,500,000
5% Notes due 2032
Debt Instrument [Line Items]
Debt (inclusive of discount)		750,000,000		0
Net Deferred Financing Costs		(13,782,000)		0
Total Long-term Debt (including current portion)		736,218,000		0
Fair value		$ 767,813,000		0
55/8% Notes
Debt Instrument [Line Items]
Stated interest rate (as a percent)		5.625%	5.625%
Debt (inclusive of discount)		$ 600,000,000		600,000,000
Net Deferred Financing Costs		(6,147,000)		(6,727,000)
Total Long-term Debt (including current portion)		593,853,000		593,273,000
Fair value		637,500,000		660,000,000
Accounts Receivable Securitization Program
Debt Instrument [Line Items]
Debt (inclusive of discount)	300,000,000	0		85,000,000
Net Deferred Financing Costs	(450,000)	(450,000)		(152,000)
Total Long-term Debt (including current portion)	299,550,000	(450,000)		84,848,000
Fair value	300,000,000	$ 0		$ 85,000,000
Mortgages
Debt Instrument [Line Items]
Stated interest rate (as a percent)		3.60%	3.60%	3.30%
Long term debt fair value		$ 58,933,000		$ 71,673,000
Other Notes And Obligations
Debt Instrument [Line Items]
Long term debt fair value		$ 44,986,000		$ 73,938,000
Weighted average interest rate (as a percent)		10.70%	10.70%	10.70%
Mortgage Securitization Program
Debt Instrument [Line Items]
Fair value		$ 50,000,000		$ 50,000,000
Capital Lease Obligations
Debt Instrument [Line Items]
Weighted average interest rate (as a percent)		5.90%	5.90%	5.90%
Credit Agreement
Debt Instrument [Line Items]
Capital stock of subsidiaries pledged to secure debt (as a percent)		66.00%	66.00%
Real Estate Mortgages, Finance Lease Liabilities And Other
Debt Instrument [Line Items]
Debt (inclusive of discount)	446,394,000	$ 460,648,000		$ 511,922,000
Net Deferred Financing Costs	(795,000)	(840,000)		(1,086,000)
Total Long-term Debt (including current portion)	445,599,000	459,808,000		510,836,000
Fair value	446,394,000	460,648,000		511,922,000
Long term debt fair value		460,648,000		511,922,000
New Credit Agreement | Revolving Credit Facility
Debt Instrument [Line Items]
Debt (inclusive of discount)	650,000,000	0		0
Net Deferred Financing Costs	(10,096,000)	(5,174,000)		(8,620,000)
Total Long-term Debt (including current portion)	639,904,000	(5,174,000)		(8,620,000)
Fair value	650,000,000	0		0
Term Loan A | Term Loan Facility
Debt Instrument [Line Items]
Debt (inclusive of discount)	250,000,000	203,125,000		215,625,000
Net Deferred Financing Costs	0	0		0
Total Long-term Debt (including current portion)	250,000,000	203,125,000		215,625,000
Fair value	250,000,000	203,125,000		215,625,000
Term Loan B | Term Loan Facility
Debt Instrument [Line Items]
Debt (inclusive of discount)	671,153,000	672,847,000		679,621,000
Net Deferred Financing Costs	(4,683,000)	(4,995,000)		(6,244,000)
Total Long-term Debt (including current portion)	666,470,000	667,852,000		673,377,000
Fair value	672,000,000	675,500,000		680,750,000
Unamortized original issue discount		903,000		1,129,000
UK Bilateral Revolving Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Debt (inclusive of discount)	183,870,000	189,168,000		191,101,000
Net Deferred Financing Costs	(525,000)	(709,000)		(1,307,000)
Total Long-term Debt (including current portion)	183,345,000	188,459,000		189,794,000
Fair value	$ 183,870,000	$ 189,168,000		$ 191,101,000